Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Ultimus Managers Trust
Entity Central Index Key	0001545440
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000202991
Shareholder Report [Line Items]
Fund Name	Adler Value Fund
Class Name	Institutional Class
Trading Symbol	ADLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Adler Value Fund (the "Fund") for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.adlervaluefund.com/fund-literature. You can also request this information by contacting us at (800) 408-4682.
Additional Information Phone Number	(800) 408-4682
Additional Information Website	https://www.adlervaluefund.com/fund-literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adler Value Fund - Institutional Class	$66	1.25%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

With U.S. job growth slowing, moderately rising U.S. unemployment, and U.S. inflation above the Federal Reserve’s 2% target, the U.S. capital markets reflected expectations for fewer federal funds rate cuts in 2026. These developments were balanced against the impact of tariff and trade policies. This competition between the level of interest rates (moderately higher for longer) and the relative strength of the U.S. economy (continued growth vs. possibility of a recession) remained a durable theme in U.S. equity markets.

For the six months ending November 30, 2025, the Fund’s performance reflected its differences with the S&P 500® Index (the "S&P 500®"). For example, the Fund owns two Megacap companies (defined by S&P as the top 50 market capitalization companies in the S&P 500®) representing 10% of the Fund’s assets. Megacap companies represent approximately 60% of the S&P 500®.

In Spring 2025, the benchmark indices declined more than the Fund. When the market rebounded, the indices rebounded from lower levels than the Fund resulting in higher percentage increases than the Fund during the six months ending November 30, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Adler Value Fund - Institutional Class	S&P 500® Index	S&P 500® Value Index	S&P 1000® Value Index
Aug-2018	$10,000	$10,000	$10,000	$9,997
Nov-2018	$10,080	$9,772	$9,867	$9,302
Nov-2019	$10,975	$11,347	$11,427	$10,010
Nov-2020	$12,401	$13,327	$11,540	$9,976
Nov-2021	$15,113	$17,048	$13,936	$13,234
Nov-2022	$14,835	$15,478	$14,715	$13,548
Nov-2023	$13,822	$17,620	$16,376	$13,270
Nov-2024	$17,702	$23,592	$20,821	$17,468
Nov-2025	$18,566	$27,131	$21,888	$17,410

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (August 16, 2018)
Adler Value Fund - Institutional Class	4.88%	8.40%	8.86%
S&P 500® Index	15.00%	15.28%	14.67%
S&P 500® Value Index	5.13%	13.66%	11.34%
S&P 1000® Value Index	-0.40%	11.78%	7.90%

Performance Inception Date	Aug. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 4,287,142
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$4,287,142 Number of Portfolio Holdings35 Advisory Fee (net of waivers)$0 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	87.1%
Money Market Funds	12.0%
Purchased Options	0.7%
Right	0.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Purchased Options	0.7%
Materials	2.2%
Energy	2.4%
Communications	3.3%
Utilities	3.8%
Technology	6.2%
Consumer Discretionary	10.4%
Money Market Funds	12.0%
Health Care	15.3%
Financials	43.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Jackson Financial, Inc.	12.6%
Citigroup, Inc.	8.9%
Aflac, Inc.	6.4%
Charles Schwab Corporation (The)	5.9%
Alibaba Group Holding Ltd. - ADR	5.5%
Equitable Holdings, Inc.	5.2%
Coupang, Inc.	4.9%
PG&E Corporation	3.8%
Corning, Inc.	3.5%
XP, Inc. - Class A	3.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.
C000221442
Shareholder Report [Line Items]
Fund Name	Evolutionary Tree Innovators Fund
Class Name	I Class Shares
Trading Symbol	INVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Evolutionary Tree Innovators Fund (the "Fund") for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://mutualfund.evolutionarytree.com/resources-materials. You can also request this information by contacting us at (833) 517-1010.
Additional Information Phone Number	(833) 517-1010
Additional Information Website	https://mutualfund.evolutionarytree.com/resources-materials
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class Shares	$49	0.97%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

      After ending last fiscal year with strong results, during the six months ending November 30, 2025, the Fund largely treaded water while the broader indexes had stronger results. The benchmark’s return was driven by a narrow group of companies, those perceived as “pure play” beneficiaries of the AI hardware buildout, particularly semiconductor and data center-related companies. While we have exposure to AI beneficiaries, such as the hyperscalers (Microsoft Corporation, Amazon.com, Inc., and Alphabet, Inc. - Class A), the primary driver of the relative performance was our non-participation in the more speculative parts of the AI trade, especially AI hardware. Key indexes also benefited from stock outperformance for low-quality unprofitable companies and momentum stocks, factors we avoid.

       While we do not believe the entire AI landscape is in a bubble—we are believers in the power of AI and use it internally—we do see pockets of hype and a growing risk of overinvestment in parts of the ecosystem. We are intentionally navigating away from these areas of higher risk, while staying invested in those companies we view as having sustainable growth profiles built on rational expectations. By contrast, in recent quarters, a few high-profile AI leaders (OpenAI) have committed to capex spending on AI that implies well over $1 trillion in future spending (despite comparably modest revenues). Those figures helped to push expectations of aggressive revenue growth for certain AI hardware suppliers. Recently, investors are starting to shift from embracing AI hype to focusing more on return on investment (ROI), embracing greater discipline in growth and valuation assessments. We view this as a healthy shift.

       We see a few emerging shifts that may benefit holdings over time:

            1. From Single Dominant AI Model/Ecosystem to Multiple AI Ecosystems: After the ChatGPT launch, it was assumed that the combo of OpenAI and NVIDIA would dominate. However, in recent months we are seeing the rise of alternative AI ecosystems such as Alphabet’s Gemini and Anthropic’s Claude LLMs, as well as the rise of custom AI chips.

            2. From Relying on High Performance GPU Chips to Focusing on Cost Efficiency: Early AI models were built on NVIDIA GPUs with a sole focus on performance. Today, model builders are shifting to focusing on cost efficiency-per-performance. Two standouts offer alternatives, with Alphabet’s TPU AI chips offering 30-40% cost reductions and Amazon’s Trainium and Inferentia chips offering similar cost reductions.

            3. From Investors Rewarding “AI Deals” to Investors Rewarding AI Discipline: In the early days of the AI buildout, multi-billion-dollar deals were rewarded by investors. With a growing focus on unit economics and ROI, investors are scrutinizing these deals.

       We estimate >50% of holdings are potential beneficiaries of AI, including AI tech enablers and platforms that integrate AI features. In sum, we remain grounded in owning quality, innovative businesses that are delivering strong growth in revenues and earnings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Evolutionary Tree Innovators Fund - I Class Shares	S&P 500® Index
Sep-2020	$10,000	$10,000
Nov-2020	$12,440	$10,695
Nov-2021	$13,235	$13,681
Nov-2022	$6,657	$12,421
Nov-2023	$8,363	$14,140
Nov-2024	$11,470	$18,932
Nov-2025	$11,274	$21,771

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (September 9, 2020)
Evolutionary Tree Innovators Fund - I Class Shares	-1.71%	-1.95%	2.32%
S&P 500® Index	15.00%	15.28%	16.06%

Performance Inception Date	Sep. 09, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 24,358,800
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$24,358,800 Number of Portfolio Holdings27 Advisory Fee (net of waivers)$0 Portfolio Turnover29%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.4%
Money Market Funds	1.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	1.6%
Financials	7.0%
Industrials	8.0%
Health Care	11.4%
Communications	20.1%
Consumer Discretionary	22.6%
Technology	29.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	9.7%
Amazon.com, Inc.	8.6%
Alphabet, Inc. - Class A	7.7%
ServiceNow, Inc.	4.9%
Shopify, Inc. - Class A	4.7%
Netflix, Inc.	4.6%
Meta Platforms, Inc. - Class A	4.3%
CACI International, Inc. - Class A	4.1%
Axon Enterprise, Inc.	3.9%
Sea Ltd. - ADR	3.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.
C000234765
Shareholder Report [Line Items]
Fund Name	Evolutionary Tree Innovators Fund
Class Name	A Class Shares
Trading Symbol	INVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Evolutionary Tree Innovators Fund (the "Fund") for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://mutualfund.evolutionarytree.com/resources-materials. You can also request this information by contacting us at (833) 517-1010.
Additional Information Phone Number	(833) 517-1010
Additional Information Website	https://mutualfund.evolutionarytree.com/resources-materials
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$61	1.22%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

      After ending last fiscal year with strong results, during the six months ending November 30, 2025, the Fund largely treaded water while the broader indexes had stronger results. The benchmark’s return was driven by a narrow group of companies, those perceived as “pure play” beneficiaries of the AI hardware buildout, particularly semiconductor and data center-related companies. While we have exposure to AI beneficiaries, such as the hyperscalers (Microsoft Corporation, Amazon.com, Inc., and Alphabet, Inc. - Class A), the primary driver of the relative performance was our non-participation in the more speculative parts of the AI trade, especially AI hardware. Key indexes also benefited from stock outperformance for low-quality unprofitable companies and momentum stocks, factors we avoid.

       While we do not believe the entire AI landscape is in a bubble—we are believers in the power of AI and use it internally—we do see pockets of hype and a growing risk of overinvestment in parts of the ecosystem. We are intentionally navigating away from these areas of higher risk, while staying invested in those companies we view as having sustainable growth profiles built on rational expectations. By contrast, in recent quarters, a few high-profile AI leaders (OpenAI) have committed to capex spending on AI that implies well over $1 trillion in future spending (despite comparably modest revenues). Those figures helped to push expectations of aggressive revenue growth for certain AI hardware suppliers. Recently, investors are starting to shift from embracing AI hype to focusing more on return on investment (ROI), embracing greater discipline in growth and valuation assessments. We view this as a healthy shift.

       We see a few emerging shifts that may benefit holdings over time:

            1. From Single Dominant AI Model/Ecosystem to Multiple AI Ecosystems: After the ChatGPT launch, it was assumed that the combo of OpenAI and NVIDIA would dominate. However, in recent months we are seeing the rise of alternative AI ecosystems such as Alphabet’s Gemini and Anthropic’s Claude LLMs, as well as the rise of custom AI chips.

            2. From Relying on High Performance GPU Chips to Focusing on Cost Efficiency: Early AI models were built on NVIDIA GPUs with a sole focus on performance. Today, model builders are shifting to focusing on cost efficiency-per-performance. Two standouts offer alternatives, with Alphabet’s TPU AI chips offering 30-40% cost reductions and Amazon’s Trainium and Inferentia chips offering similar cost reductions.

            3. From Investors Rewarding “AI Deals” to Investors Rewarding AI Discipline: In the early days of the AI buildout, multi-billion-dollar deals were rewarded by investors. With a growing focus on unit economics and ROI, investors are scrutinizing these deals.

       We estimate >50% of holdings are potential beneficiaries of AI, including AI tech enablers and platforms that integrate AI features. In sum, we remain grounded in owning quality, innovative businesses that are delivering strong growth in revenues and earnings.

Line Graph [Table Text Block]
	Evolutionary Tree Innovators Fund - A Class Shares	S&P 500® Index
Feb-2022	$9,427	$10,000
Nov-2022	$6,651	$9,447
Nov-2023	$8,333	$10,754
Nov-2024	$11,404	$14,399
Nov-2025	$11,182	$16,558

Average Annual Return [Table Text Block]
	1 Year	Since Inception (February 28, 2022)
Evolutionary Tree Innovators Fund - A Class Shares
Without Load	-1.95%	4.65%
With Load*	-7.59%	3.02%
S&P 500® Index	15.00%	14.38%

Performance Inception Date	Feb. 28, 2022
AssetsNet	$ 24,358,800
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$24,358,800 Number of Portfolio Holdings27 Advisory Fee (net of waivers)$0 Portfolio Turnover29%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.4%
Money Market Funds	1.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	1.6%
Financials	7.0%
Industrials	8.0%
Health Care	11.4%
Communications	20.1%
Consumer Discretionary	22.6%
Technology	29.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	9.7%
Amazon.com, Inc.	8.6%
Alphabet, Inc. - Class A	7.7%
ServiceNow, Inc.	4.9%
Shopify, Inc. - Class A	4.7%
Netflix, Inc.	4.6%
Meta Platforms, Inc. - Class A	4.3%
CACI International, Inc. - Class A	4.1%
Axon Enterprise, Inc.	3.9%
Sea Ltd. - ADR	3.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.
C000130673
Shareholder Report [Line Items]
Fund Name	Wavelength Fund
Trading Symbol	WAVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Wavelength Fund (the "Fund") for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wavelengthfunds.com/fund-resources. You can also request this information by contacting us at (866) 896-9292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866) 896-9292
Additional Information Website	https://www.wavelengthfunds.com/fund-resources
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wavelength Fund	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Line Graph [Table Text Block]
	Wavelength Fund	Bloomberg U.S. Aggregate Bond Index	S&P/BGCantor 0-3 Month U.S. Treasury Bill Index
Nov-2015	$10,000	$10,000	$10,000
Nov-2016	$10,483	$10,217	$10,024
Nov-2017	$11,133	$10,546	$10,100
Nov-2018	$11,112	$10,404	$10,275
Nov-2019	$12,329	$11,527	$10,508
Nov-2020	$13,285	$12,366	$10,579
Nov-2021	$13,606	$12,224	$10,584
Nov-2022	$12,270	$10,654	$10,709
Nov-2023	$12,611	$10,780	$11,247
Nov-2024	$14,007	$11,521	$11,854
Nov-2025	$15,062	$12,178	$12,369

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Wavelength Fund	7.53%	2.54%	4.18%
Bloomberg U.S. Aggregate Bond Index	5.70%	-0.31%	1.99%
S&P/BGCantor 0-3 Month U.S. Treasury Bill Index	4.35%	3.18%	2.15%

AssetsNet	$ 102,377,421
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 305,712
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$102,377,421 Number of Portfolio Holdings30 Advisory Fee (net of waivers)$305,712 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments exposure)

Value	Value
Collateral for Securities Loaned	17.9%
Commodities Futures	1.2%
Exchange-Traded Funds	48.4%
Index Futures	3.8%
Money Market Funds	6.4%
Treasury Futures	22.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Mortgage-Backed Securities ETF	11.4%
Invesco Senior Loan ETF	10.4%
State Street SPDR Bloomberg Short-Term High Yield Bond ETF	10.2%
Vanguard Short-Term Inflation-Protected Securities ETF	9.9%
iShares Broad USD High Yield Corporate Bond ETF	7.4%
iShares TIPS Bond ETF	6.3%
VanEck J.P. Morgan EM Local Currency Bond ETF	6.3%
State Street SPDR Bloomberg Convertible Securities ETF	5.1%
VanEck Emerging Markets High Yield Bond ETF	4.7%
iShares National Muni Bond ETF	3.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 31, 2025, the Fund changed its distribution frequency from quarterly to monthly and reduced the minimum initial investment from $10,000 for regular accounts to $2,500 for regular accounts.

Updated Prospectus Phone Number	(866) 896-9292
Updated Prospectus Web Address	https://www.wavelengthfunds.com/fund-resources